Commitments and Contingencies (Details) ¥ in Millions							6 Months Ended		12 Months Ended
	Feb. 05, 2026 USD ($)	Jan. 01, 2026 USD ($)	Dec. 11, 2025 USD ($)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2021 CNY (¥)
Commitments and Contingencies [Line Items]
Loans amount					$ 150,000,000	¥ 1,088.0
Payment obligation (in Yuan Renminbi) | ¥										¥ 1,088.0
Converted debt (in Yuan Renminbi) | ¥										¥ 1,088.0
Equity shares percentage										10.625%
Issued amount		$ 25,000					$ 295,000
Share-based compensation expense							46,200,000
Owned amount (in Yuan Renminbi) | ¥				¥ 10.0
Percentage of accrued interest				12.00%
Notional equity interest (in Yuan Renminbi) | ¥				¥ 250.0
Percentage of average closing price				50.00%
Number of trading days				20 days
Liquidated damages							7,300,000
Total claimed amount (in Yuan Renminbi) | ¥								¥ 246.3
Estimated liability litigation
Mr. Alan Nan Wu [Member]
Commitments and Contingencies [Line Items]
Payment (in Yuan Renminbi) | ¥								¥ 238.7
Guozhong Tianhong [Member]
Commitments and Contingencies [Line Items]
Debts payable	$ 156,800,000								$ 155,600,000
Tianjin Tuoda [Member]
Commitments and Contingencies [Line Items]
Debts payable	$ 81,800,000								$ 80,700,000
Class B Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Issued amount			$ 100,000,000
Class B Ordinary Shares [Member] | Vision Path [Member]
Commitments and Contingencies [Line Items]
Issued amount							1,100,000,000,000
Class B Ordinary Shares [Member] | Long Hope [Member]
Commitments and Contingencies [Line Items]
Issued amount							$ 500,000,000,000